Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 332,580	$ 355,551
Financial assets measured at fair value through profit or loss	74,157	0
Accounts receivable	150,183	203,500
Prepaid expenses and other current assets	9,230	10,213
Inventories	10,173	7,816
Total current assets	576,323	577,080
Non-current assets
Vessels and drydock	3,190,820	3,577,935
Other assets	58,312	65,440
Goodwill	8,197	8,197
Total non-current assets	3,257,329	3,651,572
Total assets	3,833,652	4,228,652
Current liabilities
Current portion of long-term bank debt	122,797	220,965
Sale and leaseback liability	8,592	206,757
Accounts payable	32,213	10,004
Accrued expenses and other current liabilities	73,591	72,678
Total current liabilities	237,193	510,404
Non-current liabilities
Long-term bank debt and bonds	665,887	939,188
Sale and leaseback liability	64,691	221,380
Other long-term liabilities	0	3,974
Total non-current liabilities	730,578	1,164,542
Total liabilities	967,771	1,674,946
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 and 150,000,000 shares authorized; 49,923,042 and 53,107,765 outstanding shares as of December 31, 2024 and December 31, 2023, respectively.	760	745
Additional paid-in capital	3,159,548	3,097,054
Treasury shares	(1,466,818)	(1,131,225)
Retained earnings	1,172,391	587,132
Total shareholders’ equity	2,865,881	2,553,706
Total liabilities and shareholders’ equity	$ 3,833,652	$ 4,228,652